Property and Equipment	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Property and Equipment
14.	Property and Equipment

(1) Property and equipment as of December 31, 2018 and 2017 are as follows:

(In millions of won)
	December 31, 2018
	Acquisition cost		Accumulated depreciation	Accumulated impairment loss	Carrying amount
Land	￦	938,344	—	—	938,344
Buildings		1,670,486	(807,192)	—	863,294
Structures		883,032	(525,537)	(1,456)	356,039
Machinery		32,096,543	(24,922,091)	(27,728)	7,146,724
Other		2,182,960	(1,331,971)	(2,393)	848,596
Construction in progress		565,357	—	—	565,357

	￦	38,336,722	(27,586,791)	(31,577)	10,718,354

(In millions of won)
	December 31, 2017
	Acquisition cost		Accumulated depreciation	Accumulated impairment loss	Carrying amount
Land	￦	862,861	—	—	862,861
Buildings		1,638,749	(756,099)	—	882,650
Structures		866,909	(488,334)	—	378,575
Machinery		30,343,739	(23,262,762)	(1,179)	7,079,798
Other		1,722,441	(1,188,893)	(2,491)	531,057
Construction in progress		409,941	—	—	409,941

	￦	35,844,640	(25,696,088)	(3,670)	10,144,882

(2)	Changes in property and equipment for the years ended December 31, 2018 and 2017 are as follows:

(In millions of won)
	2018
	Beginning balance		Acquisition	Disposal	Transfer	Depreci- ation	Impair- ment(*1)	Business Combinations(*2)	Disposal of subsidiaries	Ending balance
Land	￦	862,861	4,734	(7,151)	15,062	—	—	62,838	—	938,344
Buildings		882,650	5,858	(4,313)	25,249	(52,153)	—	6,003	—	863,294
Structures		378,575	9,188	(36)	5,859	(36,091)	(1,456)	—	—	356,039
Machinery		7,079,798	806,520	(74,465)	1,347,320	(2,214,957)	(27,264)	229,772	—	7,146,724
Other		531,057	892,103	(7,408)	(539,068)	(148,223)	—	123,214	(3,079)	848,596
Construction in progress		409,941	1,223,410	(3,906)	(1,078,539)	—	—	14,451	—	565,357

	￦	10,144,882	2,941,813	(97,279)	(224,117)	(2,451,424)	(28,720)	436,278	(3,079)	10,718,354

(*1)	The Group recognized impairment losses for obsolete assets during the year ended December 31, 2018.

(*2)	Includes assets from the acquisitions of id Quantique SA, Life & Security Holdings Co., Ltd. and SK Infosec Co., Ltd.

(In millions of won)
	2017
	Beginning balance		Acquisition	Disposal	Transfer	Depreciation	Impairment	Business Combination	Other	Ending balance
Land	￦	835,909	13,093	(4,449)	18,308	—	—	—	—	862,861
Buildings		899,972	5,098	(477)	29,614	(51,557)	—	—	—	882,650
Structures		358,955	46,614	(74)	8,386	(35,306)	—	—	—	378,575
Machinery		7,036,050	656,731	(41,692)	1,644,045	(2,214,524)	(778)	—	(34)	7,079,798
Other		563,034	720,431	(9,252)	(597,404)	(143,261)	(2,234)	315	(572)	531,057
Construction in progress		680,292	1,317,389	(4,172)	(1,583,560)	—	—	—	(8)	409,941

	￦	10,374,212	2,759,356	(60,116)	(480,611)	(2,444,648)	(3,012)	315	(614)	10,144,882